NET LOSS PER SHARE (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
NET LOSS PER SHARE [Abstract]
Net loss attributable to holders of ordinary shares	$ (25,695)		$ (10,626)		$ (32,728)
Weighted average ordinary shares outstanding used in computing net loss per ordinary share - basic	119,304,773		120,386,635		124,269,245
Weighted average ordinary shares outstanding used in computing net loss per ordinary share - diluted	119,304,773	[1]	120,386,635	[1]	124,269,245	[1]
Net loss per ordinary share-basic	$ (0.22)		$ (0.09)		$ (0.26)
Net loss per ordinary share-diluted	$ (0.22)		$ (0.09)		$ (0.26)

[1]	The effect of options was excluded from the computation of diluted loss per share for the years ended December 31, 2012, 2013 and 2014, respectively, as the effect would be anti-dilutive.